Segment Information	6 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Segment Information

5. SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to and regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), and are aligned to the geographical hubs that the Company operates in: Americas; Europe, Middle East, and Africa (“EMEA”); and Asia Pacific ("APAC").

Additionally, the Company has Corporate / Other revenue and expenses, which primarily consists of non-core activities and other administrative costs that are not charged to the operating segments. The CODM uses the measure of adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources.

The adjustments to EBITDA relate to foreign exchange gains and losses and other non-recurring acquisition-related expenses.

As a result of the July 2024 IFRS Interpretations Committee (“IFRIC”) agenda decision that clarified certain IFRS 8 – Operating Segments disclosure requirements, the Company has additionally disclosed Cost of sales by segment starting with the year ended September 30, 2025. The segment information for the three and six months ended March 31, 2025 has been conformed to the current period presentation.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended March 31, 2026
	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	324,359	235,131	58,561	618,051
Cost of sales	(158,842)	(95,825)	(30,105)	(284,772)
Reportable Segments Adjusted EBITDA	100,275	92,465	17,453	210,193
Corporate/Other Adjusted EBITDA				(11,860)
Foreign exchange loss				(6,953)
Acquisition-related:
Distributor mark-up reversal[2]				(4,121)
EBITDA				187,259
Depreciation and amortization				(31,809)
Finance cost, net				(33,805)
Profit before tax				121,645

	Three months ended March 31, 2025
	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	312,524	212,845	47,820	573,189
Cost of sales	(132,949)	(89,450)	(18,886)	(241,285)
Reportable Segments Adjusted EBITDA	112,859	81,057	17,308	211,224
Corporate/Other Adjusted EBITDA				(11,159)
Foreign exchange gain				2,570
EBITDA				202,635
Depreciation and amortization				(27,312)
Finance cost, net				(25,612)
Profit before tax				149,711

	Six months ended March 31, 2026

	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	546,133	354,349	118,879	1,019,361
Cost of sales	(255,627)	(146,545)	(60,542)	(462,714)
Reportable Segments Adjusted EBITDA	167,668	120,275	37,124	325,067
Corporate/Other Adjusted EBITDA				(20,337)
Foreign exchange loss				(10,191)
Acquisition-related:
Gain from bargain purchase				12,291
Distributor mark-up reversal[2]				(10,921)
Transaction costs				(185)
EBITDA				295,724
Depreciation and amortization				(61,967)
Finance cost, net				(42,954)
Profit before tax				190,803

	Six months ended March 31, 2025

	Americas	EMEA	APAC	Total Reportable Segments
Revenue[1]	523,224	315,604	94,923	933,751
Cost of sales	(216,116)	(129,441)	(39,178)	(384,735)
Reportable Segments Adjusted EBITDA	179,251	107,848	31,509	318,608
Corporate/Other Adjusted EBITDA				(16,450)
Foreign exchange loss				(9,301)
EBITDA				292,857
Depreciation and amortization				(53,504)
Finance cost, net				(50,390)
Profit before tax				188,963

[1]The remainder of the Company's revenue relates to "Other", the Company's non-core activities. See Note 15 – Revenue from contracts with customers.

[2]Represents the distributor mark-up applied to inventories sold by the Company to Birkenstock Australia Pty. Ltd. prior to acquisition and the subsequent impact on Cost of sales as such inventory is sold by Birkenstock Australia Pty. Ltd. to third-party customers post-acquisition. See Note 6 – Business combination.